SEGMENTAL REPORTING	12 Months Ended
Mar. 31, 2024
Disclosure of operating segments [abstract]
SEGMENTAL REPORTING

5. SEGMENTAL REPORTING

During the year under review management identified the Group’s only operating segment as the research and development of biotechnological and pharmaceutical products. This one segment is monitored, and strategic decisions are made based upon it and other non-financial data collated from industry intelligence. The form of financial reporting reported to the Board is consistent with those presented in the annual financial statements.